Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of associates [table]
Net income	$ 2,824	$ 1,581
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	339	244
Reclassification to earnings of net loss/(gain)	(6)	1
Changes in allowance for credit losses recognized in earnings	(1)	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	(85)	(73)
Reclassification to earnings of net loss/(gain)	3	0
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	250	171
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(3,883)	(2,365)
Reclassification to earnings of net loss/(gain)	0	(2)
Net gain/(loss) on hedges	2,432	842
Reclassification to earnings of net loss/(gain) on hedges	0	2
Income taxes relating to:
Net gain/(loss) on hedges	(676)	(517)
Reclassification to earnings of net loss/(gain) on hedges	0	0
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(2,127)	(2,040)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	275	2,039
Reclassification to earnings of loss/(gain)	2,440	6
Income taxes relating to:
Change in gain/(loss)	(89)	(353)
Reclassification to earnings of loss/(gain)	(658)	33
Net change in gain/(loss) on derivatives designated as cash flow hedges	1,968	1,725
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(227)	96
Income taxes	63	(44)
Remeasurement gain/(loss) on employee benefit plans	(164)	52
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	200	13
Income taxes	(54)	(4)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	146	9
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(54)	(243)
Income taxes	15	66
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(39)	(177)
Total other comprehensive income (loss)	916	(13)
Total comprehensive income (loss)	3,740	1,568
Attributable to:
Common shareholders	3,666	1,485
Preferred shareholders and other equity instrument holders	74	83
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ 882	$ 247